Loans and Allowance for Credit Losses - Loan Modifications by Delinquency Status (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	$ 3,838	$ 3,019
Current
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	3,153	2,548
30-89 Days Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	148	124
30-89 Days Past Due | Loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	442	372
90 Days or More Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	537	347
90 Days or More Past Due | Loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	324	175
Commercial | Commercial
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	588	365
Commercial | Commercial | Current
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	395	255
Commercial | Commercial | 30-89 Days Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	26	12
Commercial | Commercial | 90 Days or More Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	167	98
Commercial | Commercial real estate
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	1,220	717
Commercial | Commercial real estate | Current
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	875	524
Commercial | Commercial real estate | 30-89 Days Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	26	0
Commercial | Commercial real estate | 90 Days or More Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	319	193
Consumer | Residential mortgages
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	1,479	1,425
Consumer | Residential mortgages | Current
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	1,469	1,385
Consumer | Residential mortgages | 30-89 Days Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	4	24
Consumer | Residential mortgages | 90 Days or More Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	6	16
Consumer | Credit card
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	414	350
Consumer | Credit card | Current
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	302	251
Consumer | Credit card | 30-89 Days Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	73	67
Consumer | Credit card | 90 Days or More Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	39	32
Consumer | Other retail
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	137	162
Consumer | Other retail | Current
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	112	133
Consumer | Other retail | 30-89 Days Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	19	21
Consumer | Other retail | 90 Days or More Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	$ 6	$ 8